AUDITORS REMUNERATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Audit fees	$ 8,100	$ 6,450	$ 5,870
Audit-related fees	2,400	1,910	2,100
Tax fees	100	220	30
All other fees	100	20	10
Total	$ 10,700	$ 8,600	$ 8,010